MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   BANC ONE INVESTMENT ADVISORS
        CORPORATION
   8800 N. Gainey Center Drive, Suite 151
   Scottsdale, Arizona 85258

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Arthur K. Carlson
   Thomas W. Courtney
   William L. Ensign
   Grady Gammage, Jr.
   Diana P. Herrmann
   John C. Lucking
   Anne J. Mills

OFFICERS
   Diana P. Herrmann, President
   Kimball L. Young, Senior Vice President
   Alan R. Stockman, Senior Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2002

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

[Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"]

                SERVING ARIZONA INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE TRUST OF ARIZONA
                               SEMI-ANNUAL REPORT

                         "CONSISTENT TAX-FREE DIVIDENDS"

                                                               February 14, 2003

Dear Fellow Shareholder:

      If you happen to have read the January "Thought For The Month," you will remember that it, too, talked about consistent tax-free* dividends. We feel it is important to highlight this concept again since it is the very basis of the Trust.

MEETING THE NEEDS OF SHAREHOLDERS

      You probably won't be surprised to learn that a large percentage of shareholders in Tax-Free Trust of Arizona are pre-retirees or retirees who depend on monthly income to meet their living expenses. Thus, Tax-Free Trust of Arizona's objective of providing "as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital" is "just what the doctor ordered" for many of our shareholders.

      Since Tax-Free Trust of Arizona's inception in March, 1986, shareholders have been the beneficiaries of dividends that have been paid each and every month. And, since we fully recognize that our shareholders depend on this income, we purposefully arrange to have the number of days for each dividend payment fluctuate only slightly from month to month. In this way, we provide you with as consistent a level of income as possible.

      And, since these dividends are not only consistent, but also tax-free, you and our other shareholders get to utilize the full purchasing power of every dollar earned. (As you know, with a taxable investment, 20% or more of each dividend dollar could be eaten away by state and Federal taxes.) For those shareholders who are on a fixed income, these additional dollars which stay in your own pocket - instead of going toward taxes - could prove to be extremely beneficial to you.

STABILITY OF YOUR CAPITAL

      The other significant need of our shareholders that we meet besides providing consistent tax-free dividends, is managing the Trust so that its share price remains relatively stable.** Following is the Class A share price of Tax-Free Trust of Arizona for the past three semi-annual report periods. As you will note, the share price of the Trust did fluctuate somewhat as interest rates changed over the period. However, the total fluctuation over this period was only $0.43, or approximately 4% - a slight variance when compared to other investments you might have made over this same time period.

                December 31, 2002                    $10.88
                December 31, 2001                    $10.45
                December 31, 2000                    $10.47

PORTFOLIO CHARACTERISTICS

      In order to ensure that Tax-Free Trust of Arizona's objective of capital preservation and steady tax-free income is accomplished, the Trust employs very distinct techniques in the construction of the Trust's portfolio.

      To the maximum extent possible, we strive to make certain that there are no "surprises" with any of the securities in the Trust's portfolio. To help limit the degree of uncertainty, our knowledgeable Arizona-based portfolio manager constructs the Trust's portfolio with high quality, intermediate maturity and geographic diversification in mind.

      As we have pointed out before, municipal securities have various credit ratings which attempt to measure the safety that the securities represent. With Tax-Free Trust of Arizona, we specifically limit the credit ratings to those within the TOP FOUR categories - AAA, AA, A, AND BAA. We further ensure that, in general, the majority of securities in the Trust's portfolio are within the top TWO credit grades - AAA AND AA. And, we very carefully monitor the quality characteristics of each investment once it is in the portfolio.

      Another technique we use in the construction of the overall portfolio to help keep a stable share price is a laddering of maturity levels with the various municipal securities that we purchase. As you know, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also experience a higher degree of volatility in their price.

      Therefore, for Tax-Free Trust of Arizona's portfolio, we include both short-term and long-term bonds, so that the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of income available from the bonds, but avoid any undue level of price volatility.

DIVERSIFICATION OF THE PORTFOLIO

      We also employ diversification in the construction of the Trust's portfolio - both in terms of project type as well as geographic characteristics. We strive to include in the portfolio securities representing locations throughout Arizona and all types of public purpose projects. In this way, we can assure ourselves that no one project or area of the State can have any significant adverse influence upon your investment in the Trust.

APPRECIATION

      With the stock market being so tumultuous over the past several years, we hope that you and our other shareholders are comforted by the fact that Tax-Free Trust of Arizona is still meeting its objective - just as it has from day one. Your continued confidence in the Trust through your investment is greatly appreciated. We will continually strive to do what is necessary to merit the confidence you have placed in us.

                                   Sincerely,


/s/  Diana P. Herrmann
----------------------
Diana P. Herrmann
President


/s/  Lacy B. Herrmann
----------------------
Lacy B. Herrmann
Chairman of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

** Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT     GENERAL OBLIGATION BONDS (27.6%)                                  S&P          VALUE
-----------   ----------------------------------------------------------     ---------   -------------
              Apache Co. Unified School District No. 1
                 (St. John's)
$   500,000         4.800%, 7/01/04 ....................................     Baa3/NR     $     523,125
              Bullhead City Parkway Improvement District
  1,055,000         6.100%, 1/01/11 ....................................     Baa2/NR         1,092,906
  1,000,000         6.100%, 1/01/12 ....................................     Baa2/NR         1,035,000
              Chandler, Arizona
  1,500,000         5.125%, 7/01/14, MBIA Insured ......................     Aaa/AAA         1,563,750
              Cochise Co. Unified School District No. 68 (Sierra Vista)
    925,000         5.750%, 7/01/09 FGIC Insured .......................     Aaa/AAA           952,685
              Coconino Co. Unified School District No. 1 (Flagstaff)
  2,000,000         5.500%, 7/01/09 AMBAC Insured ......................     Aaa/AAA         2,180,000
              Coconino & Yavapai Unified School District (Sedona)
  1,000,000         5.900%, 7/01/07 ....................................      NR/A-          1,033,150
              Gilbert, Arizona
  1,920,000         5.000%, 7/01/17 AMBAC Insured ......................     Aaa/AAA         2,028,000
  1,000,000         5.000%, 7/01/18 AMBAC Insured ......................     Aaa/AAA         1,051,250
              Gilbert Improvement District #19
    620,000         5.200%, 1/01/23 ....................................     A3/BBB+           616,900
    500,000         5.200%, 1/01/27 ....................................     A3/BBB+           493,125
              Glendale, Arizona
  1,500,000         5.000%, 7/01/16 ....................................     Aa2/AA          1,590,000
              Goodyear Utility District #1
  1,000,000         5.200%, 7/15/25 MBIA Insured .......................     Aaa/AAA         1,030,000
              Graham Co. Unified School District No. 1 (Safford)
    300,000         5.000%, 7/01/10 FGIC Insured .......................     Aaa/NR            315,750
              Graham Co. Unified School District No. 4 (Thatcher)
    400,000         5.000%, 7/01/10 FSA Insured ........................     Aaa/NR            432,000
    400,000         4.750%, 7/01/12 FSA Insured ........................     Aaa/NR            434,000
              LaPaz Co. Unified School District No. 27 (Parker)
    800,000         6.000%, 7/01/05 ....................................     Baa2/NR           825,152
              Maricopa Co. Elementary School District No. 1
                 (Phoenix)
    250,000         5.800%, 7/01/10 FSA Insured ........................     Aaa/AAA           269,375

              Maricopa Co. Elementary School District No. 3 (Tempe)
$ 1,000,000         5.400%, 7/01/12 FGIC Insured .......................     Aaa/AAA     $   1,038,170
    540,000         6.000%, 7/01/13 AMBAC Insured (pre-refunded) .......     Aaa/AAA           588,600
  1,140,000         6.000%, 7/01/13 AMBAC Insured ......................     Aaa/AAA         1,231,200
  1,025,000         5.500%, 7/01/14 FGIC Insured .......................     Aaa/AAA         1,133,906
    500,000         5.600%, 7/01/15 FGIC Insured .......................     Aaa/AAA           563,125
              Maricopa Co. Elementary School District No. 6
                 (Washington)
  1,000,000         5.375%, 7/01/13 FSA Insured ........................     Aaa/AAA         1,143,750
  2,500,000         5.000%, 7/01/17 FSA Insured ........................     Aaa/AAA         2,656,250
              Maricopa Co. Elementary School District No. 38
                 (Madison)
  1,150,000         5.400%, 7/01/11 FGIC Insured (pre-refunded) ........     Aaa/AAA         1,272,187
  1,215,000         5.800%, 7/01/15 MBIA Insured (pre-refunded) ........     Aaa/AAA         1,389,656
              Maricopa Co. Elementary School District No. 68
                 (Alhambra)
  3,000,000         5.500%, 7/01/14 FSA Insured ........................     Aaa/NR          3,453,750
              Maricopa Co. High School District No. 210
                 (Phoenix Union)
  1,000,000         5.375%, 7/01/13 (pre-refunded) .....................     Aa3/AA          1,130,000
  1,300,000         5.500%, 7/01/17 (pre-refunded) .....................     Aa3/AA          1,473,875
              Maricopa Co. High School District No. 213 (Tempe)
    295,000         6.000%, 7/01/12 FGIC Insured .......................     Aaa/AAA           316,019
              Maricopa Co. School District No. 4 (Mesa)
  2,150,000         5.400%, 7/01/09 FSA Insured (pre-refunded) .........     Aaa/AAA         2,432,187
              Maricopa Co. School District No. 8 (Osborn)
  1,945,000         6.100%, 7/01/05 ....................................      A1/A           2,151,656
    500,000         5.875%, 7/01/14 FGIC Insured .......................     Aaa/AAA           557,500
              Maricopa Co. Unified School District No. 9
                 (Wickenburg)
  1,030,000         5.600%, 7/01/15 AMBAC Insured (pre-refunded) .......     Aaa/AAA         1,180,638
              Maricopa Co. Unified School District No. 11 (Peoria)
    880,000         6.100%, 7/01/10 AMBAC Insured (pre-refunded) .......     Aaa/AAA           951,500
  1,120,000         6.100%, 7/01/10 AMBAC Insured ......................     Aaa/AAA         1,201,200
  2,345,000         5.250%, 7/01/13 FGIC Insured .......................     Aaa/AAA         2,693,819
    500,000         5.500%, 7/01/14 FGIC Insured .......................     Aaa/AAA           581,250
  2,000,000         4.800%, 7/01/15 FGIC Insured .......................     Aaa/AAA         2,167,500
              Maricopa Co. Unified School District No. 41 (Gilbert)

$ 2,500,000         6.250%, 7/01/15, FSA Insured .......................     Aaa/AAA     $   2,943,750
              Maricopa Co. Unified School District No. 48
                 (Scottsdale)
  1,150,000         5.250%, 7/01/13 ....................................     Aa2/AA          1,266,437
  1,725,000         5.125%, 7/01/14 ....................................     Aa2/AA          1,880,250
              Maricopa Co. Unified School District No. 69
                 (Paradise Valley)
  2,400,000         5.800%, 7/01/09 AMBAC Insured ......................     Aaa/AAA         2,787,000
  1,000,000         5.300%, 7/01/11 MBIA Insured .......................     Aaa/AAA         1,132,500
              Maricopa Co. Unified School District No. 97
                 (Deer Valley)
  3,000,000         5.000%, 7/01/13, FGIC Insured ......................     Aaa/NR          3,307,500
              Maricopa Co. Unified School District No. 98
                 (Fountain Hills)
  1,000,000         5.750%, 7/01/12 AMBAC Insured (pre-refunded) .......     Aaa/AAA         1,115,000
              Mesa, Arizona
  1,500,000         6.500%, 7/01/11 FGIC Insured (pre-refunded) ........     Aaa/AAA         1,820,625
  1,000,000         5.000%, 7/01/17 FGIC Insured .......................     Aaa/AAA         1,045,000
  2,000,000         5.000%, 7/01/19 FGIC Insured .......................     Aaa/AAA         2,072,500
              Mohave Co. Unified School District No. 1
                 (Lake Havasu)
  1,000,000         4.900%, 7/01/13 FGIC Insured .......................     Aaa/AAA         1,072,500
  1,000,000         4.700%, 7/01/14 FSA Insured ........................     Aaa/AAA         1,078,750
              Navajo Co. Unified School District No. 10
                 (Show Low)
  1,000,000         5.250%, 7/01/16, FGIC Insured ......................     Aaa/NR          1,062,500
              Navajo Co. Unified School District No. 32
                 (Blue Ridge)
    915,000         5.900%, 7/01/08 FSA Insured (pre-refunded) .........     Aaa/AAA           996,206
    750,000         5.000%, 7/01/13 FSA Insured ........................     Aaa/AAA           833,437
    640,000         5.800%, 7/01/14 FGIC Insured (pre-refunded) ........     Aaa/AAA           732,000
              Peoria, Arizona
    850,000         5.500%, 4/01/16 FGIC Insured .......................     Aaa/NR            922,250
              Phoenix, Arizona

$ 1,040,000         7.500%, 7/01/03 ....................................     Aaa/AAA     $   1,072,438
  3,920,000         5.000%, 7/01/14 ....................................     Aa1/AA+         4,258,100
  1,000,000         6.250%, 7/01/16 ....................................     Aa1/AA+         1,228,750
  1,240,000         6.250%, 7/01/17 ....................................     Aa1/AA+         1,523,650
  1,000,000         5.375%, 7/01/20 ....................................     Aa1/AA+         1,075,000
  2,250,000         5.375%, 7/01/25 ....................................     Aa1/AA+         2,354,063
              Pima Co. Unified School District No. 1 (Tucson)
  1,000,000         5.875%, 7/01/14, FGIC Insured ......................     Aaa/AAA         1,068,750
              Pima Co. Unified School District No. 6 (Marana)
  1,000,000         5.250%, 7/01/15, FGIC Insured ......................     NR/AAA          1,093,750
              Pima Co. Unified School District No. 8 (Flowing Wells)
  1,090,000         5.900%, 7/01/13 (pre-refunded) .....................      A3/NR          1,249,413
              Pima Co. Unified School District No. 10 (Amphitheater)
  3,000,000         4.500%, 7/01/10 FSA Insured ........................     Aaa/AAA         3,240,000
  2,000,000         5.100%, 7/01/11 FGIC Insured .......................     Aaa/AAA         2,262,500
              Pima Co. Unified School District No. 40 (Indian
                 Oasis-Baboquivari)
  1,125,000         4.700%, 7/01/14 MBIA Insured .......................     Aaa/AAA         1,200,937
              Pinal Co. High School District No. 82 (Casa Grande)
  1,355,000         5.000%, 7/01/10 FSA Insured ........................     Aaa/AAA         1,509,131
              Pinewood Sanitary District
    605,000         6.500%, 7/01/09 ....................................     NR/NR*            629,079
              Prescott, Arizona
  1,120,000         4.500%, 7/01/12 FGIC Insured .......................     Aaa/AAA         1,163,400
  1,000,000         4.500%, 7/01/13 FGIC Insured .......................     Aaa/AAA         1,037,500
              Prescott Valley Sewer Collection Improvement District
    500,000         7.900%, 1/01/12 ....................................     NR/BBB-           522,890
              Scottsdale, Arizona
  2,350,000         6.000%, 7/01/13 (pre-refunded) .....................     Aaa/AAA         2,781,813
  1,910,000         5.375%, 7/01/17 ....................................     Aaa/AAA         2,081,900
  1,050,000         5.750%, 7/01/18 (pre-refunded) .....................     Aaa/AAA         1,227,188
  3,140,000         5.000%, 7/01/19 ....................................     Aaa/AAA         3,300,925
  2,170,000         5.000%, 7/01/21 ....................................     Aaa/AAA         2,240,525
  2,825,000         5.500%, 7/01/22 (pre-refunded) .....................     Aaa/AAA         3,262,875

              Show Low Improvement District #6
$ 1,000,000         6.000%, 1/01/18, ACA Insured .......................     NR/A        $   1,081,250
              Tempe, Arizona
  1,015,000         5.400%, 7/01/11 ....................................     Aa1/AA+         1,158,369
  2,270,000         4.500%, 7/01/14 ....................................     Aa1/AA+         2,352,287
    545,000         4.600%, 7/01/15 ....................................     Aa1/AA+           570,888
  1,000,000         5.000%, 7/01/18 ....................................     Aa1/AA+         1,045,000
              Tucson, Arizona
  1,760,000         5.250%, 7/01/19 ....................................     Aaa/AAA         1,859,000
  2,150,000         5.750%, 7/01/20 (pre-refunded) .....................     Aa2/AA          2,456,375
              Yavapai Co. Unified School District No. 22 (Humboldt)
  1,825,000         5.600%, 7/01/14 MBIA Insured (pre-refunded) ........     Aaa/AAA         2,075,937
                                                                                         -------------
                    Total Arizona General Obligation Bonds .............                   128,825,794
                                                                                         -------------
              ARIZONA REVENUE BONDS (69.4%)
              ----------------------------------------------------------

              AIRPORT REVENUE BONDS (3.7%)
              ----------------------------------------------------------
              Phoenix Airport Authority Revenue Bonds
  1,795,000         6.300%, 7/01/10 AMT, MBIA Insured ..................     Aaa/AAA         1,936,356
    565,000         6.400%, 7/01/12 AMT, MBIA Insured ..................     Aaa/AAA           610,200
              Phoenix Civic Improvement Corp. Airport
                 Revenue Bonds
    600,000         5.250%, 7/01/08 AMT ................................     Aa2/AA+           659,250
  1,890,000         6.300%, 7/01/14 ....................................     Aa2/AA+         2,048,287
  3,600,000         5.000%, 7/01/17 FSA Insured ........................     Aaa/AAA         3,744,000
  2,500,000         5.250%, 7/01/27 AMT, FGIC Insured ..................     Aaa/AAA         2,543,750
  2,000,000         5.250%, 7/01/32 AMT, FGIC Insured ..................     Aaa/AAA         2,032,500
              Tucson Municipal Airport Authority
  3,500,000         5.700%, 6/01/13 MBIA Insured .......................     Aaa/AAA         3,617,670
                                                                                         -------------
                    Total Airport Revenue Bonds ........................                    17,192,013
                                                                                         -------------
              BASIC SERVICE REVENUE BONDS (14.7%)
              ----------------------------------------------------------
              Apache Junction Water Utility District Revenue Bonds
    500,000         5.800%, 7/01/17 FSA Insured ........................     Aaa/AAA           557,500
              Arizona School Facilities Board Revenue Bonds
  5,000,000         5.000%, 7/01/19 ....................................     Aaa/AAA         5,250,000
  4,000,000         5.250%, 7/01/20 ....................................     Aaa/AAA         4,290,000

              Arizona Transportation Board Revenue Bonds
$ 1,200,000         5.000%, 12/15/05 ...................................     Aa2/AA      $   1,315,500
  1,000,000         6.250%, 7/01/16 (pre-refunded) .....................     Aa1/AAA         1,198,750
  3,000,000         5.250%, 7/01/16 ....................................     Aa1/AAA         3,266,250
  3,440,000         5.250%, 7/01/19 ....................................     Aa1/AAA         3,749,600
  3,615,000         5.250%, 7/01/20 ....................................     Aa1/AAA         3,840,938
              Buckeye Excise Tax Revenue Bonds
    500,000         5.900%, 8/01/20 AMBAC Insured ......................     Aaa/AAA           564,375
              Casa Grande Excise Tax Revenue Bonds
    365,000         6.000%, 4/01/10 FGIC Insured .......................     Aaa/AAA           383,706
    440,000         5.200%, 4/01/17 MBIA Insured .......................     Aaa/AAA           466,400
              Chandler Street & Highway User Revenue Bonds
  1,000,000         5.400%, 7/01/13 MBIA Insured .......................     Aaa/AAA         1,076,250
  1,000,000         5.500%, 7/01/16 ....................................      A1/A+          1,065,000
              Chandler Water & Sewer Revenue Bonds
  1,000,000         4.750%, 7/01/11 FSA Insured ........................     Aaa/AAA         1,092,500
  3,755,000         5.000%, 7/01/13 ....................................     Aa3/AA          4,172,744
              Gilbert Water & Sewer Revenue Bonds
  2,500,000         6.500%, 7/01/12 FGIC Insured .......................     Aaa/AAA         2,693,750
              Greater Arizona Development Authority Revenue Bonds
  1,165,000         5.600%, 8/01/16 MBIA Insured .......................     Aaa/AAA         1,309,169
              Mesa Street & Highway Revenue Bonds
  1,650,000         5.000%, 7/01/13 FSA Insured (pre-refunded) .........     Aaa/AAA         1,856,250
  1,000,000         5.000%, 7/01/13 FSA Insured ........................     Aaa/AAA         1,111,250
              Mesa Utility System Revenue Bonds
  3,000,000         5.375%, 7/01/14 FGIC Insured (pre-refunded) ........     Aaa/AAA         3,315,000
  2,275,000         5.125%, 7/01/18 FGIC Insured .......................     Aaa/AAA         2,383,063
              Phoenix Civic Improvement Corp. Excise Tax
                 Revenue Bonds (Courthouse Project)
  1,000,000         5.250%, 7/01/18 ....................................     Aa2/AA+         1,068,750
  1,730,000         5.250%, 7/01/20 ....................................     Aa2/AA+         1,827,312
  2,500,000         5.250%, 7/01/24 ....................................     Aa2/AA+         2,596,875
              Phoenix Civic Improvement Corp. Wastewater
                 Revenue Bonds
  1,250,000         5.000%, 7/01/18 ....................................     Aa3/AA-         1,284,375
  1,500,000         5.500%, 7/01/24 FGIC Insured .......................     Aaa/AAA         1,672,500

              Phoenix Street & Highway Revenue Bonds
$ 2,550,000         zero coupon, 7/01/13, FGIC Insured .................     Aaa/AAA     $   1,667,063
              Phoenix Street & Highway User Revenue Bonds
    650,000         6.250%, 7/01/11 ....................................      A1/A+            665,386
    395,000         6.250%, 7/01/11 MBIA Insured .......................     Aaa/AAA           404,393
              Pima Co. Water $ Sewer Revenue Bonds
  1,000,000         5.375%, 7/01/15 FGIC Insured .......................     Aaa/AAA         1,101,250
              Scottsdale Preserve Authority Excise Tax Revenue Bonds
  1,990,000         5.625%, 7/01/18 FGIC Insured (pre-refunded) ........     Aaa/AAA         2,211,387
  1,185,000         5.250%, 7/01/18 ....................................     Aa3/AA-         1,276,837
  1,255,000         5.250%, 7/01/19 ....................................     Aa3/AA-         1,342,850
              Sedona Sewer Revenue Bonds
  1,055,000         7.000%, 7/01/12 ....................................      NR/A           1,128,850
              Tucson Water System Revenue Bonds
  3,220,000         5.000%, 7/01/14 FGIC Insured .......................     Aaa/AAA         3,558,100
  1,700,000         5.500%, 7/01/18 FGIC Insured .......................     Aaa/AAA         1,901,875
                                                                                         -------------
                    Total Basic Service Revenue Bonds ..................                    68,665,798
                                                                                         -------------
              HOSPITAL REVENUE BONDS (9.0%)
              ----------------------------------------------------------
              Arizona Health Facilities (Northern Arizona
                 Healthcare System)
  1,000,000         5.250%, 10/01/16 AMBAC Insured .....................     Aaa/AAA         1,062,500
              Arizona Health Facilities (Phoenix Children's Hospital)
    650,000         5.200%, 11/15/07 ...................................     Baa2/NR           673,562
  1,000,000         5.375%, 2/15/18 ....................................     Baa2/NR           898,750
  1,500,000         6.250%, 2/15/21 ....................................     Baa2/NR         1,402,500
  1,250,000         6.250%, 11/15/29 ...................................     Baa2/NR         1,145,312
              Arizona Health Facilities (Samaritan Health)
  2,840,000         5.625%, 12/01/15 MBIA Insured ......................     Aaa/AAA         3,269,550
              Chandler Industrial Development Authority
                 (Ahwatukee Medical Facility)
    900,000         7.000%, 7/01/22 (pre-refunded) .....................     NR/NR*          1,096,875
              Maricopa Co. Hospital Revenue (Sun Health)
  2,000,000         6.125%, 4/01/18 ....................................     Baa1/BBB        2,047,500
              Maricopa Co. Industrial Development Authority
                 (Catholic Health West-St. Joseph's Hospital)
  1,000,000         5.000%, 7/01/21 ....................................     Baa2/BBB          875,000

              Maricopa Co. Industrial Development Authority
                 (Mercy Health Care System-St. Joseph's Hospital)
$   700,000         7.750%, 11/01/10 ...................................     NR/AAA      $     844,375
              Mesa Industrial Development Authority (Discovery
                 Health)
  1,000,000         5.750%, 1/01/25 MBIA Insured .......................     Aaa/AAA         1,088,750
  4,500,000         5.625%, 1/01/29 MBIA Insured .......................     Aaa/AAA         4,781,250
              Mohave Co. Industrial Development Authority
                 (Baptist Hospital)
  1,150,000         5.700%, 9/01/15 MBIA Insured (pre-refunded) ........     Aaa/AAA         1,325,375
              Phoenix Industrial Development Authority (John C
                 Lincoln Hospital)
  1,270,000         5.500%, 12/01/13 FSA Insured .......................     Aaa/AAA         1,392,237
              Pima Co. Industrial Development Authority
                 (Healthpartners)
  1,000,000         5.625%, 4/01/14 MBIA Insured .......................     Aaa/AAA         1,100,000
              Pima Co. Industrial Development Authority (Tucson
                 Medical Center)
  1,000,000         6.375%, 4/01/12 MBIA Insured .......................     Aaa/AAA         1,021,250
  1,000,000         5.000%, 4/01/15 MBIA Insured .......................     Aaa/AAA         1,032,500
              Scottsdale Industrial Development Authority
                 (Scottsdale Healthcare System)
  2,000,000         6.500%, 9/01/03 AMBAC Insured ......................     Aaa/AAA         2,069,080
    530,000         6.500%, 9/01/06 AMBAC Insured ......................     Aaa/AAA           611,488
  2,000,000         5.500%, 9/01/12 AMBAC Insured ......................     Aaa/AAA         2,302,500
  1,770,000         6.125%, 9/01/17 AMBAC Insured ......................     Aaa/AAA         2,033,287
  4,500,000         5.800%, 12/01/31 ...................................     A3/BBB+         4,561,875
              Yavapai Co. Industrial Development Authority
                 (Yavapai Regional Medical Center)
  1,130,000         5.125%, 12/01/13 FSA Insured .......................     Aaa/AAA         1,214,750
              Yuma Co. Industrial Development Authority (Yuma
                 Regional Medical Center)
    500,000         5.850%, 8/01/08 MBIA Insured .......................     Aaa/AAA           572,500
    250,000         5.500%, 8/01/17 MBIA Insured .......................     Aaa/AAA           268,750
  1,320,000         5.500%, 8/01/18 FSA Insured ........................     Aaa/AAA         1,442,100
  1,500,000         5.500%, 8/01/19 FSA Insured ........................     Aaa/AAA         1,605,000
                                                                                         -------------
                    Total Hospital Revenue Bonds .......................                    41,738,616
                                                                                         -------------

              LEASE REVENUE BONDS (9.4%)
              ----------------------------------------------------------
              State of Arizona Certificates of Participation Lease
                 Revenue Bonds
$ 2,000,000         5.500%, 9/01/10 FSA Insured ........................     Aaa/AAA     $   2,297,500
              Arizona Municipal Finance Program No.1
  1,395,000         6.000%, 8/01/17 AMBAC Insured ......................     Aaa/AAA         1,413,205
              Arizona Municipal Finance Program No. 20
  1,300,000         7.700%, 8/01/10 MBIA Insured .......................     Aaa/AAA         1,652,625
              Arizona Municipal Finance Program No. 34
  1,000,000         7.250%, 8/01/09 MBIA Insured .......................     Aaa/AAA         1,247,500
              Arizona State University Certificates of Participation
                 Lease Revenue Bonds
  2,000,000         5.375%, 7/01/19 MBIA Insured .......................     Aaa/AAA         2,180,000
              Bullhead City Municipal Property Corp. Lease
                 Revenue Bonds
    400,000         5.200%, 7/01/09 MBIA Insured .......................     Aaa/NR            435,500
              Cave Creek Certificates of Participation Lease
                 Revenue Bonds
    365,000         5.750%, 7/01/19 ....................................     NR/BBB-           384,163
              Cochise Co. Certificates of Participation Lease
                 Revenue Bonds
    710,000         5.000%, 8/01/13, AMBAC Insured .....................     Aaa/AAA           789,875
              Fountain Hills Municipal Property Corp. Lease
                 Revenue Bonds
    650,000         5.125%, 7/01/21, FGIC Insured ......................     Aaa/NR            673,563
              Gilbert Municipal Property Corp. Lease Revenue Bonds
  1,000,000         4.900%, 7/01/21 AMBAC Insured ......................     Aaa/AAA         1,026,250
              Lake Havasu City Certificates of Participation Lease
                 Revenue Bonds
    320,000         7.000%, 6/01/05 FGIC Insured .......................     Aaa/AAA           327,034
              Maricopa Co. Certificates of Participation Lease
                 Revenue Bonds
    525,000         6.000%, 6/01/04 ....................................     A2/BBB+           532,114
              Maricopa Co. Public Finance Authority Lease
                 Revenue Bonds
  1,000,000         5.500%, 7/01/15 AMBAC Insured ......................     Aaa/AAA         1,117,500


              Maricopa Co. Stadium District Revenue Bonds
$   500,000         5.250%, 6/01/12 AMBAC Insured ......................     Aaa/NR      $     566,250
              Navajo Co. Municipal Property Corp. Lease
                 Revenue Bonds
  1,000,000         6.250%, 7/01/20 ACA Insured ........................      NR/A           1,081,250
              Oro Valley Municipal Property Corp. Lease
                 Revenue Bonds
  1,000,000         5.200%, 7/01/10 MBIA Insured .......................     Aaa/AAA         1,126,250
  1,150,000         5.550%, 7/01/17 MBIA Insured .......................     Aaa/AAA         1,270,750
  1,850,000         5.375%, 7/01/26 MBIA Insured .......................     Aaa/AAA         1,937,875
              Oro Valley Water Development Fee Revenue Bonds
    500,000         6.400%, 1/01/08 ....................................     NR/NR*            501,760
              Phoenix Civic Improvement Corp. Excise Tax
                 Revenue Bonds
  2,320,000         5.750%, 7/01/14 FGIC Insured .......................     Aaa/AAA         2,650,600
  1,000,000         5.000%, 7/01/20 FGIC Insured .......................     Aaa/AAA         1,037,500
              Phoenix Civic Plaza Building Revenue Bonds
  1,500,000         6.000%, 7/01/14 ....................................     Aa2/AA+         1,650,000
              Phoenix Industrial Development Authority (Capital
                 Mall Project)
  2,130,000         5.250%, 9/15/17 AMBAC Insured ......................     Aaa/AAA         2,289,750
  2,000,000         5.375%, 9/15/22 AMBAC Insured ......................     Aaa/AAA         2,107,500
              Pinal Co. Certificates of Participation Lease
                 Revenue Bonds
  2,000,000         5.125%, 6/01/21 AMBAC Insured ......................     Aaa/AAA         2,087,500
              Sierra Vista Municipal Property Corp. Lease
                 Revenue Bonds
  1,265,000         5.000%, 1/01/18 AMBAC Insured ......................     Aaa/AAA         1,312,438
  1,225,000         5.000%, 1/01/18 AMBAC Insured ......................     Aaa/AAA         1,270,937
    700,000         5.125%, 1/01/21 AMBAC Insured ......................     Aaa/AAA           721,000
              Surprise Municipal Property Corp. Lease
                 Revenue Bonds
  3,000,000         6.000%, 7/01/12 AMBAC Insured ......................     Aaa/AAA         3,450,000
  2,500,000         5.700%, 7/01/20 AMBAC Insured ......................     Aaa/AAA         2,762,500


              University of Arizona Certificates of Participation
                 Lease Revenue Bonds
$ 1,000,000         5.650%, 9/01/09 FSA Insured ........................     Aaa/AAA     $   1,081,250
    410,000         5.750%, 6/01/19 AMBAC Insured ......................     Aaa/AAA           453,050
    500,000         5.125%, 6/01/22 AMBAC Insured ......................     Aaa/AAA           518,125
                                                                                         -------------
                    Total Lease Revenue Bonds ..........................                    43,953,114
                                                                                         -------------
              MORTGAGE REVENUE BONDS (7.3%)
              ----------------------------------------------------------
              Arizona Capital Facilities Finance Corp. Arizona
                 State Student Housing
  1,000,000         6.125%, 9/01/20 ....................................     Baa3/NR         1,066,250
              Maricopa Co. Industrial Development Authority
                 Multi Family Mortgage Revenue Bonds
                 (Advantage Point Project)
  1,000,000         6.500%, 7/01/16 ....................................     NR/AAA          1,145,000
              Maricopa Co. Industrial Development Authority
                 Multi Family Mortgage Revenue Bonds (National
                 Health Project)
  1,300,000         5.500%, 1/01/18 FSA Insured ........................     Aaa/AAA         1,394,250
              Maricopa Co. Industrial Development Authority Multi
                 Family Mortgage Revenue Bonds (Pine Ridge)
  1,000,000         6.000%, 10/20/31 ...................................     NR/AAA          1,090,000
              Maricopa Co. Industrial Development Authority Multi
                 Family Mortgage Revenue Bonds (Pines at
                 Camelback Project)
    450,000         5.400%, 5/01/18 ....................................      NR/AA            464,625
              Maricopa Co. Industrial Development Authority Multi
                 Family Mortgage Revenue Bonds (Syl Mar Project)
  1,125,000         5.650%, 4/20/21 AMT ................................     Aaa/NR          1,170,000
              Maricopa Co. Industrial Development Authority
                 Single Family Mortgage Revenue Bonds
  2,485,000         zero coupon, 12/31/14 ..............................     Aaa/AAA         1,503,425
  2,150,000         zero coupon, 2/01/16 ...............................     Aaa/AAA         1,212,063
  3,290,000         zero coupon, 12/31/16 ..............................     Aaa/AAA         1,780,713
              Mohave Co. Industrial Development Authority
                 (Chris Ridge Village)
  1,040,000         6.250%, 11/01/16 ...................................     NR/AAA          1,111,500


              Peoria Industrial Development Authority (Casa Del Rio)
$ 2,500,000         7.300%, 2/20/28 ....................................     NR/AAA      $   2,650,000
              Phoenix Industrial Development Authority Single
                 Family Mortgage Revenue
    565,000         6.300%, 12/01/12 AMT ...............................     NR/AAA            593,956
  1,770,000         zero coupon, 12/01/14 ..............................     Aaa/AAA         1,075,275
    485,000         5.875%, 6/01/16 ....................................     NR/AAA            505,613
  2,245,000         5.300%, 4/01/20 AMT ................................     NR/AAA          2,275,869
    820,000         5.350%, 6/01/20 AMT ................................     NR/AAA            834,350
    915,000         7.350%, 6/01/31 AMT, MBIA Insured ..................     Aaa/AAA         1,000,781
              Pima Co. Industrial Development Authority Single
                 Family Mortgage Revenue
     95,000         7.625%, 2/01/12 ....................................      A2/NR             94,997
    525,000         6.500%, 2/01/17 ....................................      A2/NR            538,781
    530,000         6.750%, 11/01/27 AMT ...............................     NR/AAA            548,550
    960,000         7.100%, 11/01/29 AMT ...............................     NR/AAA          1,028,400
    625,000         6.100%, 5/01/31 AMT ................................     NR/AAA            652,344
              Scottsdale Industrial Development Authority
                 (Westminster Village)
  1,185,000         7.700%, 6/01/06 ....................................     NR/NR*          1,236,844
              Southern Arizona Capital Facilities Finance Corp.
                 University of Arizona Student Housing
  1,500,000         5.100%, 9/01/33 MBIA insured .......................     Aaa/AAA         1,531,875
              Tempe Industrial Development Authority
                 (Friendship Village)
  1,500,000         6.500%, 12/01/08 ...................................     NR/NR*          1,501,875
              Tucson & Pima Co. Single Family Mortgage
                 Revenue Bonds
  4,850,000         zero coupon, 12/01/14 ..............................     Aaa/AAA         2,946,375
              Yuma Industrial Development Authority Multi Family
                 Mortgage Revenue Bonds (Rio Santa Fe)
  3,000,000         6.100%, 9/20/34 AMT ................................     NR/AAA          3,262,500
                                                                                         -------------
                    Total Mortgage Revenue Bonds .......................                    34,216,211
                                                                                         -------------
              POLLUTION CONTROL REVENUE BONDS (2.9%)
              ----------------------------------------------------------
              Casa Grande Industrial Development Authority
                 (Frito Lay) Revenue Bonds
    250,000         6.650%, 12/01/14 ...................................     A1/NR             260,118


              Greenlee Co. Pollution Control (Phelps Dodge)
                 Revenue Bonds
$ 4,400,000         5.450%, 6/01/09 ....................................     Baa3/BBB-   $   4,240,500
              Mohave Co. Industrial Development Authority
                 (North Star Steel) Revenue Bonds
  4,150,000         5.500%, 12/01/20 AMT ...............................     NR/A-           4,165,563
              Navajo Co. Pollution Control Revenue Bonds
                 (Arizona Public Service)
  3,280,000         5.875%, 8/15/28 MBIA Insured .......................     Aaa/AAA         3,424,910
  1,250,000         5.875%, 8/15/28 MBIA Insured .......................     Aaa/AAA         1,305,225
                                                                                         -------------
                    Total Pollution Control Revenue Bonds ..............                    13,396,316
                                                                                         -------------
              UNIVERSITY REVENUE BONDS (6.6%)
              ----------------------------------------------------------
              Arizona Board of Regents-Arizona State University
                 System Revenue Bonds
  1,285,000         5.500%, 7/01/14 FGIC Insured .......................     Aaa/AAA         1,460,081
  4,000,000         5.250%, 7/01/15 FSA Insured ........................     Aaa/AAA         4,450,000
    735,000         5.850%, 7/01/18 FGIC Insured .......................     Aaa/AAA           823,200
              Arizona Board of Regents-Northern Arizona
                 University System Revenue Bonds
  3,000,000         5.200%, 6/01/13 FGIC Insured .......................     Aaa/AAA         3,217,500
  1,000,000         5.000%, 6/01/15 FGIC Insured .......................     Aaa/AAA         1,053,750
              Arizona Board of Regents-University of Arizona
                 System Revenue Bonds
  1,000,000         6.000%, 6/01/09 ....................................     A1/AA           1,168,750
  1,000,000         5.250%, 6/01/14 FSA Insured ........................     Aaa/AAA         1,073,750
  1,000,000         5.500%, 6/01/16 FGIC Insured .......................     Aaa/AAA         1,093,750
    750,000         5.800%, 6/01/24 FGIC Insured .......................     Aaa/AAA           822,187
              Arizona Educational Loan Marketing Corp.
    450,000         7.000%, 3/01/05 AMT ................................     Aa2/NR            452,583
    500,000         6.625%, 9/01/05 AMT ................................     Aa2/NR            505,155
  1,720,000         5.700%, 12/01/08 AMT ...............................     Aa2/NR          1,779,099
              Arizona Student Loan Revenue
    500,000         6.600%, 5/01/10 AMT ................................     Aa1/NR            525,000
  1,000,000         5.875%, 5/01/18 AMT ................................     Aaa/NR          1,051,250
  1,000,000         5.900%, 5/01/19 AMT ................................     Aaa/NR          1,047,500
  1,000,000         6.150%, 5/01/29 AMT ................................     A2/NR           1,048,750


              Glendale Industrial Development Authority
                 (American Graduate School)
$ 2,100,000         5.625%, 7/01/20 AMBAC Insured ......................     NR/AAA      $   2,257,500
              Glendale Industrial Development Authority
                 (Midwestern University)
  2,250,000         5.375%, 5/15/28 ....................................     NR/BBB+         2,317,500
    500,000         5.750%, 5/15/21 ....................................     NR/BBB+           531,250
  1,000,000         5.875%, 5/15/31 ....................................     NR/BBB+         1,032,500
              Mohave Co. Community College District
                 Revenue Bonds
    470,000         4.850%, 3/01/15 AMBAC Insured ......................     Aaa/AAA           495,263
              Pinal Co. Community College District Revenue Bonds
  1,055,000         5.100%, 7/01/14 AMBAC Insured ......................     Aaa/NR          1,128,850
              Yavapai Co. Community College District
                 Revenue Bonds
  1,070,000         5.400%, 7/01/10 FGIC Insured .......................     Aaa/AAA         1,100,227
    500,000         6.000%, 7/01/12 ....................................     NR/BBB+           509,230
                                                                                         -------------
                    Total University Revenue Bonds .....................                    30,944,625
                                                                                         -------------
              UTILITY REVENUE BONDS (15.8%)
              ----------------------------------------------------------
              Arizona Power Authority (Hoover Dam Project)
                 Revenue Bonds
  2,720,000         5.300%, 10/01/06 MBIA Insured (pre-refunded) .......     Aaa/AAA         2,852,246
  6,000,000         5.375%, 10/01/13 MBIA Insured (pre-refunded) .......     Aaa/AAA         6,294,960
  1,500,000         5.250%, 10/01/15 ...................................     Aa2/AA          1,691,250
  4,905,000         5.250%, 10/01/16 ...................................     Aa2/AA          5,542,650
  2,425,000         5.250%, 10/01/17 MBIA Insured (pre-refunded) .......     Aaa/AAA         2,542,006
  1,220,000         5.250%, 10/01/17 ...................................     Aa2/AA          1,369,450
              Arizona Wastewater Management Authority
                 Revenue Bonds
  1,940,000         5.600%, 7/01/12 AMBAC Insured ......................     Aaa/AAA         2,167,950
  1,240,000         5.625%, 7/01/15 AMBAC Insured (pre-refunded) .......     Aaa/AAA         1,422,900
              Arizona Water Infrastructure Finance Authority
                 Revenue Bonds
  1,465,000         5.750%, 10/01/11 ...................................     Aaa/NR          1,684,750
  2,500,000         5.375%, 10/01/16 ...................................     Aaa/NR          2,759,375
  1,660,000         5.000%, 7/01/17 MBIA Insured .......................     Aaa/AAA         1,732,625
  2,000,000         5.500%, 10/01/17 ...................................     Aaa/NR          2,192,500


              Central Arizona Water Conservation District
                 Revenue Bonds
$ 1,500,000         5.500%, 11/01/09 ...................................     A1/AA-      $   1,717,500
  1,000,000         5.500%, 11/01/10 ...................................     A1/AA-          1,145,000
              Maricopa Co. Industrial Development Authority
                 (Citizens Utility)
  2,000,000         6.200%, 5/01/30 ....................................     NR/BBB          1,900,000
              Mohave Co. Industrial Development Authority
                 (Citizens Utility)
  1,700,000         4.750%, 8/01/20 ....................................     NR/BBB          1,672,375
              Pima Co. Industrial Development Authority (Tucson
                 Electric), Revenue Bonds
  1,765,000         7.250%, 7/15/10 FSA Insured ........................     Aaa/AAA         1,819,980
              Salt River Project Agricultural Improvement and
                 Power Revenue Bonds
  2,000,000         5.500%, 1/01/10 ....................................     Aa2/AA          2,282,500
  4,075,000         5.000%, 1/01/10 ....................................     Aa2/AA          4,523,250
    465,000         6.200%, 1/01/12 ....................................     Aa2/AA            469,650
  5,000,000         5.000%, 1/01/12 ....................................     Aa2/AA          5,543,750
  2,000,000         5.250%, 1/01/13 ....................................     Aa2/AA          2,255,000
  1,000,000         5.000%, 1/01/13 ....................................     Aa2/AA          1,035,720
  1,000,000         5.000%, 1/01/15 ....................................     Aa2/AA          1,085,000
  1,000,000         5.250%, 1/01/15 ....................................     Aa2/AA          1,107,500
    225,000         6.000%, 1/01/16 ....................................     Aa2/AA            227,250
  1,000,000         5.250%, 1/01/18 ....................................     Aa2/AA          1,087,500
    470,000         6.250%, 1/01/19 ....................................     Aa2/AA            474,700
    145,000         5.750%, 1/01/19 ....................................     Aa2/AA            145,000
  6,000,000         5.250%, 1/01/19 ....................................     Aa2/AA          6,480,000
  5,000,000         5.000%, 1/01/20 ....................................     Aa2/AA          5,162,500
    670,000         6.250%, 1/01/27 ....................................     Aa2/AA            676,700
    150,000         5.500%, 1/01/28 ....................................     Aa2/AA            150,000
    395,000         5.000%, 1/01/30 AMBAC insured ......................     Aaa/AAA           395,841
    240,000         5.000%, 1/01/30 ....................................     Aa2/AA            244,800
                                                                                         -------------
                 Total Utility Revenue Bonds ...........................                    73,854,178
                                                                                         -------------
                    Total Arizona Revenue Bonds ........................                   323,960,871


                                                                                       -------------

              U.S. TERRITORIAL BONDS (2.7%)
              ----------------------------------------------------------
              Puerto Rico General Obligation Bonds
$ 1,600,000         5.500%, 7/01/13 (pre-refunded) .....................     Baa1/A-     $   1,658,304
  1,000,000         zero coupon, 7/01/14 ...............................     Baa1/A-           621,250
  1,000,000         5.375%, 7/01/25 ....................................     Baa1/A-         1,041,250
  5,000,000         5.400%, 7/01/25 ....................................     Baa1/A-         5,250,000
              Puerto Rico Highway & Transportation Revenue Bonds
  2,000,000         5.500%, 7/01/19 FSA Insured ........................     Aaa/AAA         2,312,500
              Puerto Rico Children's Trust Fund Tobacco
                 Settlement Bonds
  1,500,000         5.375%, 5/15/33 ....................................      A1/A           1,466,250
                                                                                         -------------
                    Total U.S. Territorial Bonds .......................                    12,349,554
                                                                                         -------------

              Total Investments (cost $435,787,445**) ........     99.7%                   465,136,219
              Other assets less of liabilities ...............      0.3                      1,386,936
                                                                  ------                 -------------
              Net Assets .....................................    100.0%                 $ 466,523,155
                                                                  ======                 =============

              *     Any security not rated has been determined by the Investment
                    Sub-Adviser to have  sufficient  quality to be ranked in the top  four  credit  ratings  if a  credit  rating  was  to be assigned by a rating service.
              **    See notes 2f and 4.

                            PORTFOLIO ABBREVIATIONS:

              ACA   - ACA Financial Guaranty Corp.
              AMBAC - American Municipal Bond Assurance Corp.
              AMT   - Alternative Minimum Tax
              FGIC  - Financial Guaranty Insurance Co.
              FSA   - Financial Security Assurance Co.
              MBIA  - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (UNAUDITED)

ASSETS
     Investments at value (cost $435,787,445) ...............................................       $ 465,136,219
     Interest receivable ....................................................................           9,463,822
     Receivable for investment securities sold ..............................................             360,079
     Receivable for Trust shares sold .......................................................             263,024
     Other assets ...........................................................................                 855
                                                                                                    -------------
     Total assets ...........................................................................         475,223,999
                                                                                                    -------------

LIABILITIES
     Payable for investment securities purchased ............................................           7,273,788
     Dividends payable ......................................................................             473,632
     Cash overdraft .........................................................................             302,359
     Payable for Trust shares redeemed ......................................................             252,241
     Distribution fees payable ..............................................................             179,426
     Management fee payable .................................................................             162,120
     Accrued expenses .......................................................................              57,278
                                                                                                    -------------
     Total liabilities ......................................................................           8,700,844
                                                                                                    -------------
NET ASSETS ..................................................................................       $ 466,523,155
                                                                                                    =============

     Net Assets consist of:
     Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .....       $     428,648
     Additional paid-in capital .............................................................         437,684,827
     Net unrealized appreciation on investments (note 4) ....................................          29,348,774
     Accumulated net realized loss on investments ...........................................            (840,804)
     Distributions in excess of net investment income .......................................             (98,290)
                                                                                                    -------------
                                                                                                    $ 466,523,155
                                                                                                    =============
CLASS A
     Net Assets .............................................................................       $ 452,867,259
                                                                                                    =============
     Capital shares outstanding .............................................................          41,611,016
                                                                                                    =============
     Net asset value and redemption price per share .........................................       $       10.88
                                                                                                    =============
     Offering price per share (100/96 of $10.88 adjusted to nearest cent) ...................       $       11.33
                                                                                                    =============
CLASS C
     Net Assets .............................................................................       $  10,157,669
                                                                                                    =============
     Capital shares outstanding .............................................................             933,165
                                                                                                    =============
     Net asset value and offering price per share ...........................................       $       10.89
                                                                                                    =============
     Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
        during the first 12 months after purchase) ..........................................       $       10.89*
                                                                                                    =============
CLASS Y
     Net Assets .............................................................................       $   3,498,227
                                                                                                    =============
     Capital shares outstanding .............................................................             320,643
                                                                                                    =============
     Net asset value, offering and redemption price per share ...............................       $       10.91
                                                                                                    =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME:
     Interest income ...............................................                        $11,415,379

Expenses:
     Management fee (note 3) .......................................       $   934,391
     Distribution and service fees (note 3) ........................           387,075
     Transfer and shareholder servicing agent fees .................           117,902
     Trustees' fees and expenses ...................................            53,373
     Legal fees ....................................................            47,221
     Shareholders' reports and proxy statements ....................            42,584
     Registration fees and dues ....................................            18,294
     Custodian fees ................................................            17,857
     Audit and accounting fees .....................................            17,487
     Miscellaneous .................................................            47,728
                                                                           -----------
     Total expenses ................................................         1,683,912

     Expenses paid indirectly (note 6) .............................            (8,671)
                                                                           -----------
     Net expenses ..................................................                          1,675,241
                                                                                            -----------
     Net investment income .........................................                          9,740,138

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .........         1,093,457
     Change in unrealized appreciation on investments ..............         8,529,856
                                                                           -----------
     Net realized and unrealized gain (loss) on investments ........                          9,623,313
                                                                                            -----------
     Net change in net assets resulting from operations ............                        $19,363,451
                                                                                            ===========

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
                                                                         DECEMBER 31, 2002         YEAR ENDED
                                                                            (UNAUDITED)          JUNE 30, 2002
                                                                         -----------------       -------------
OPERATIONS:
   Net investment income .........................................         $   9,740,138         $  18,935,536
   Net realized gain (loss) from securities transactions .........             1,093,457             1,918,966
   Change in unrealized appreciation on investments ..............             8,529,856             4,878,179
                                                                           -------------         -------------
      Change in net assets resulting from operations .............            19,363,451            25,732,681
                                                                           -------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income .........................................            (9,503,898)          (18,910,718)

   Class C Shares:
   Net investment income .........................................              (151,251)             (199,931)

   Class Y Shares:
   Net investment income .........................................               (63,456)              (97,386)
                                                                           -------------         -------------
      Change in net assets from distributions ....................            (9,718,605)          (19,208,035)
                                                                           -------------         -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .....................................            32,280,393            76,130,467
   Reinvested dividends and distributions ........................             5,399,721            10,382,519
   Cost of shares redeemed .......................................           (24,979,897)          (40,738,049)
                                                                           -------------         -------------
      Change in net assets from capital share transactions .......            12,700,217            45,774,937
                                                                           -------------         -------------

      Change in net assets .......................................            22,345,063            52,299,583

NET ASSETS:
   Beginning of period ...........................................           444,178,092           391,878,509
                                                                           -------------         -------------
   End of period* ................................................         $ 466,523,155         $ 444,178,092
                                                                           =============         =============

   * Includes distributions in excess of net investment income of:         $     (98,290)        $    (119,823)
                                                                           =============         =============


                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

      Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Trust to amortize premium and all discounts on all fixed-income securities. The Trust elected to adopt this requirement effective July 1, 2001. This change does not affect the Trust's net asset value, but does change the classification of certain amounts in the statement of operations. The Trust recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $345,777 to reflect the cumulative effect of this change up to the date of adoption. For the six months ended December 31, 2002, the new accounting pronouncement did not have a material impact on the financial highlights of the Trust.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

      Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, maintains the Trust's accounting books and records, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Trust's net assets.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 2002, service fees on Class A Shares amounted to $341,310, of which the Distributor received $16,925.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2002 amounted to $34,324. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2002, amounted to $11,441. The total of these payments with respect to Class C Shares amounted to $45,765, of which the Distributor received $6,503.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2002, total commissions on sales of Class A Shares amounted to $821,062, of which the Distributor received $117,834.

c) OTHER RELATED PARTY TRANSACTIONS

      For the six months ended December 31, 2002 the Trust incurred $45,542 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Trust for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Smith & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2002, purchases of securities and proceeds from the sales of securities aggregated $45,609,710 and $44,119,600, respectively.

      At December 31, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $435,534,218 amounted to $30,134,538 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $532,537 for a net unrealized appreciation of $29,602,001.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2002, the Trust had 2.7% of its net assets invested in five such municipal issues.

6. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                             SIX MONTHS ENDED
                                                             DECEMBER 31, 2002                  YEAR ENDED
                                                                (UNAUDITED)                   JUNE 30, 2002
                                                      ----------------------------     -----------------------------
                                                        SHARES           AMOUNT          SHARES            AMOUNT
                                                      ----------      ------------     ----------       ------------
CLASS A SHARES:
   Proceeds from shares sold ...............           2,538,365      $ 27,402,448      6,820,688       $ 72,123,870
   Reinvested distributions ................             490,694         5,296,445        967,612         10,236,512
   Cost of shares redeemed .................          (2,214,441)      (23,915,885)    (3,788,595)       (40,030,905)
                                                      ----------      ------------     ----------       ------------
      Net change ...........................             814,618         8,783,008      3,999,705         42,329,477
                                                      ----------      ------------     ----------       ------------
CLASS C SHARES:
   Proceeds from shares sold ...............             271,425         2,945,792        308,665          3,261,839
   Reinvested distributions ................               9,091            98,095         12,376            130,948
   Cost of shares redeemed .................             (44,278)         (477,037)       (31,052)          (329,494)
                                                      ----------      ------------     ----------       ------------
   Net change ..............................             236,238         2,566,850        289,989          3,063,293
                                                      ----------      ------------     ----------       ------------
CLASS Y SHARES:
   Proceeds from shares sold ...............             178,568         1,932,153         69,878            744,758
   Reinvested distributions ................                 477             5,181          1,419             15,059
   Cost of shares redeemed .................             (53,577)         (586,975)       (35,786)          (377,650)
                                                      ----------      ------------     ----------       ------------
   Net change ..............................             125,468         1,350,359         35,511            382,167
                                                      ----------      ------------     ----------       ------------
Total transactions in Trust
   shares ..................................           1,176,324        12,700,217      4,325,205       $ 45,774,937
                                                      ==========      ============     ==========       ============

8. TRUSTEES' FEES AND EXPENSES

      During the prior fiscal year ended June 30, 2002, there were eight Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Trustees' fees paid during the year were at the annual rate of $8,200 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended June 30, 2002, such reimbursements averaged approximately $5,600 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At June 30, 2002, the Trust had a capital loss carryover of $1,932,536, of which $383,059 expires on June 30, 2008 and $1,549,477 which expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                  CLASS A
                                                                      ------------------------------------------------------------
                                                                      SIX MONTHS
                                                                         ENDED                    YEAR ENDED JUNE 30,
                                                                        12/31/02    ----------------------------------------------
                                                                      (unaudited)    2002      2001      2000      1999      1998
                                                                      -----------   ------    ------    ------    ------    ------
Net asset value, beginning of period ..............................     $10.65      $10.49    $10.17    $10.51    $10.86    $10.58
                                                                        ------      ------    ------    ------    ------    ------
Income from investment operations:
   Net investment income + ........................................      0.23        0.48      0.50      0.51      0.51      0.52
   Net gain (loss) on securities (both realized and unrealized) ...      0.23        0.17      0.33     (0.30)    (0.26)     0.29
                                                                        ------      ------    ------    ------    ------    ------
   Total from investment operations ...............................      0.46        0.65      0.83      0.21      0.25      0.81
                                                                        ------      ------    ------    ------    ------    ------
Less distributions (note 10):
   Dividends from net investment income ...........................     (0.23)      (0.49)    (0.51)    (0.51)    (0.52)    (0.53)
   Distributions from capital gains ...............................       -           -         -       (0.04)    (0.08)      -
                                                                        ------      ------    ------    ------    ------    ------
   Total distributions ............................................     (0.23)      (0.49)    (0.51)    (0.55)    (0.60)    (0.53)
                                                                        ------      ------    ------    ------    ------    ------
Net asset value, end of period ....................................     $10.88      $10.65    $10.49    $10.17    $10.51    $10.86
                                                                        ======      ======    ======    ======    ======    ======
Total return (not reflecting sales charge) ........................     4.33%++      6.33%     8.31%     2.19%     2.23%     7.83%

Ratios/supplemental data
   Net assets, end of period (in thousands) .......................    $452,867    $434,667  $385,931  $358,154  $391,586  $393,887
   Ratio of expenses to average net assets ........................     0.71%*       0.69%     0.71%     0.70%     0.71%     0.73%
   Ratio of net investment income to average net assets ...........     4.19%*       4.57%     4.78%     4.96%     4.66%     4.81%
   Portfolio turnover rate ........................................     9.62%++     23.47%    16.92%    21.35%    16.66%    19.68%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ........................     0.70%*       0.68%     0.68%     0.69%     0.70%     0.72%

----------
 +    Per share amounts have been  calculated  using the monthly  average shares method.
++    Not annualized.
 *    Annualized.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      CLASS C
                                                       ------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                        YEAR ENDED JUNE 30,
                                                        12/31/02        -------------------------------------------------
                                                       (UNAUDITED)       2002       2001       2000       1999      1998
                                                       ------------     ------     ------     ------     ------    ------
Net asset value, beginning of period .............        $10.66        $10.49     $10.18     $10.52     $10.88    $10.60
                                                          ------        ------     ------     ------     ------    ------
Income from investment operations
   Net investment income + .......................         0.18          0.39       0.41       0.41       0.42      0.43
   Net gain (loss) on securities (both realized
      and unrealized) ............................         0.23          0.18       0.32      (0.28)     (0.28)     0.29
                                                          ------        ------     ------     ------     ------    ------
   Total from investment operations ..............         0.41          0.57       0.73       0.13       0.14      0.72
                                                          ------        ------     ------     ------     ------    ------
Less distributions (note 10):
   Dividends from net investment income ..........        (0.18)        (0.40)     (0.42)     (0.43)     (0.42)    (0.44)
   Distributions from capital gains ..............          -             -          -        (0.04)     (0.08)      -
                                                          ------        ------     ------     ------     ------    ------
   Total distributions ...........................        (0.18)         (0.40)    (0.42)     (0.47)     (0.50)    (0.44)
                                                          ------        -------    ------     ------     ------    ------
Net asset value, end of period ...................        $10.89        $10.66     $10.49     $10.18     $10.52    $10.88
                                                          ======        ======     ======     ======     ======    ======
Total return (not reflecting sales charge) .......        3.88%++        5.53%      7.29%      1.33%      1.26%     6.90%

Ratios/supplemental data
   Net assets, end of period (in thousands) ......        $10,158       $7,427     $4,269     $2,920     $1,343    $  797
   Ratio of expenses to average net assets .......        1.55%*         1.54%      1.55%      1.54%      1.56%     1.57%
   Ratio of net investment income to average
      net assets .................................        3.32%*         3.69%      3.92%      4.09%      3.79%     3.89%
   Portfolio turnover rate .......................        9.62%++       23.47%     16.92%     21.35%     16.66%    19.68%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......        1.55%*         1.53%      1.53%      1.53%      1.55%     1.56%

                                                                                      CLASS Y
                                                        -----------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                        YEAR ENDED JUNE 30,
                                                          12/31/02      -------------------------------------------------
                                                        (UNAUDITED)       2002      2001       2000       1999      1998
                                                        -----------     -------    ------     ------     ------    ------
Net asset value, beginning of period .............        $10.68        $10.51     $10.20     $10.53     $10.89    $10.59
                                                          ------        ------     ------     ------     ------    ------
Income from investment operations
   Net investment income + .......................         0.24          0.50       0.52       0.52       0.51      0.58
   Net gain (loss) on securities (both realized
      and unrealized) ............................         0.23          0.18       0.32      (0.28)     (0.26)     0.31
                                                          ------        ------     ------     ------     ------    ------
   Total from investment operations ..............         0.47          0.68       0.84       0.24       0.25      0.89
                                                          ------        ------     ------     ------     ------    ------
Less distributions (note 10):
   Dividends from net investment income ..........        (0.24)        (0.51)     (0.53)     (0.53)     (0.53)    (0.59)
   Distributions from capital gains ..............          -             -          -        (0.04)     (0.08)      -
                                                          ------        ------     ------     ------     ------    ------
   Total distributions ...........................        (0.24)        (0.51)     (0.53)     (0.57)     (0.61)    (0.59)
                                                          ------        ------     ------     ------     ------    ------
Net asset value, end of period ...................        $10.91        $10.68     $10.51     $10.20     $10.53    $10.89
                                                          ======        ======     ======     ======     ======    ======
Total return (not reflecting sales charge) .......        4.40%++        6.58%      8.35%      2.45%      2.28%     8.63%

Ratios/supplemental data
   Net assets, end of period (in thousands) ......        $3,498        $2,085     $1,679     $1,738     $2,450     $57
   Ratio of expenses to average net assets .......        0.55%*         0.54%      0.56%      0.55%      0.56%     0.58%
   Ratio of net investment income to average
      net assets .................................        4.30%*         4.71%      4.94%      5.10%      4.87%     4.96%
   Portfolio turnover rate .......................        9.62%++       23.47%     16.92%     21.35%     16.66%    19.68%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......        0.55%*         0.53%      0.54%      0.54%      0.55%     0.57%

----------
 +    Per share amounts have been  calculated  using the monthly  average shares method.
++    Not annualized.
 *    Annualized.

                 See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the "Trust") was held on October 23, 2002. The holders of shares representing 74% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees.

                                                   NUMBER OF VOTES
                                        -------------------------------------
     TRUSTEE                                FOR                      WITHHELD
     -------                                ---                      --------
     Lacy B. Herrmann                   32,597,597                   600,312
     Arthur K. Carlson                  32,588,384                   609,525
     Thomas W. Courtney                 32,881,336                   316,573
     William L. Ensign                  32,885,478                   312,431
     Grady Gammage, Jr.                 32,913,947                   283,961
     Diana P. Herrmann                  32,598,800                   599,109
     John C. Lucking                    32,911,829                   286,080
     Anne J. Mills                      32,873,779                   324,130

2. To ratify the selection of KPMG LLP as the Trust's independent auditors.

     Number of Votes:

     FOR                                    AGAINST             ABSTAIN
     ---                                    -------             -------
     32,705,425                             131,095             361,388